Operating Segment Information - Summary of Segment Capital Expenditures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Segment capital expenditures	€ (277)	€ (276)	€ (355)
P&ARP [member]
Disclosure of operating segments [line items]
Segment capital expenditures	(97)	(115)	(166)
A&T [member]
Disclosure of operating segments [line items]
Segment capital expenditures	(70)	(73)	(96)
AS&I [member]
Disclosure of operating segments [line items]
Segment capital expenditures	(105)	(83)	(84)
Holdings & Corporate [member]
Disclosure of operating segments [line items]
Segment capital expenditures	€ (5)	€ (5)	€ (9)